Marketable Securities	12 Months Ended
Dec. 31, 2017
Marketable Securities
8. Marketable Securities

	December 31,
	2017	2016

Balance, begin of period	$955	$-
Held for trading securities received from:
Sale Agreement (Note 7(b))	-	6,571
Property option agreement (Note 9(a)(iii))	-	81
Distribution of AzMin by reduction of AzMet's paid up capital	-	86
Investment in held for trading securities	175	-
Disposition of held for trading securities at fair value	(104)	(8,760)
Change in fair value of marketable securities	(293)	2,985
Foreign currency translation adjustment	54	(8)
Balance, end of period	$787	$955

In September 2016, AzMet and Aztec Minerals Corp., a company sharing one common director, (“AzMin”) completed a distribution by way of a reduction of AzMet’s paid up capital pursuant to Section 74 of the British Columbia Business Corporations Act whereby AzMet distributed all its 11 million common shares of AzMin to its shareholders on the basis of one AzMin share for every two AzMet shares held. There is no separately quoted market value for the AzMet shares.

The quoted market value and fair value of shares of companies was $787,000 at December 31, 2017 (2016 - $955,000).